Nature of Operations and Basis of Presentation (Details) - Schedule of Opening Consolidated Balance Sheet of the Successor - Successor [Member]	8 Months Ended
Sep. 30, 2024 USD ($) shares
Condensed Financial Statements, Captions [Line Items]
Balance	$ (12,708,879)
Balance	(2,347,903)
Forfeiture of founders shares
Adjusted shares outstanding	(12,708,879)
Shares issued as consideration in the Merger	47,238,750
Loss on VIE consolidation	(4,836,215)
Expense IPR&D	(45,640,000)
Reclassification of public shares	911,357
Issuance of common stock as payment to vendors	3,182,550
Elimination of deferred underwriting fees	5,690,000
Reclassification of earnout liability	(4,900,000)
Conversion of CERo bridge notes and accrued interest into Series A preferred stock	627,154
Conversion of working capital loan into Series A preferred stock	1,555,000
Issuance of Series A shares sold to investors	5,899,035
Issuance of Series A Warrants
Issuance of common shares to Keystone Capital LLC for equity line of credit	$ 633,345
Convertible Preferred Stock [Member] | Series A Preferred Stock [Member]
Condensed Financial Statements, Captions [Line Items]
Balance (in Shares) | shares
Balance
Balance (in Shares) | shares	10,039
Balance	$ 8,937,852
Forfeiture of founders shares
Adjusted shares outstanding
Shares issued as consideration in the Merger
Expense IPR&D
Reclassification of public shares
Issuance of common stock as payment to vendors
Elimination of deferred underwriting fees
Reclassification of earnout liability
Conversion of CERo bridge notes and accrued interest into Series A preferred stock (in Shares) | shares	630
Conversion of CERo bridge notes and accrued interest into Series A preferred stock	$ 627,154
Conversion of working capital loan into Series A preferred stock (in Shares) | shares	1,555
Conversion of working capital loan into Series A preferred stock	$ 1,555,000
Issuance of Series A shares sold to investors (in Shares) | shares	7,854
Issuance of Series A shares sold to investors	$ 6,755,698
Issuance of Series A Warrants
Issuance of common shares to Keystone Capital LLC for equity line of credit
Common Stock [Member] | Series A
Condensed Financial Statements, Captions [Line Items]
Balance (in Shares) | shares	5,481,250
Balance	$ 547
Balance (in Shares) | shares	14,531,847
Balance	$ 1,452
Forfeiture of founders shares (in Shares) | shares	(875,000)
Forfeiture of founders shares	$ (88)
Adjusted shares outstanding (in Shares) | shares	4,606,250
Adjusted shares outstanding	$ 459
Shares issued as consideration in the Merger (in Shares) | shares	8,075,000
Shares issued as consideration in the Merger	$ 808
Expense IPR&D
Reclassification of public shares (in Shares) | shares	82,047
Reclassification of public shares	$ 8
Issuance of common stock as payment to vendors (in Shares) | shares	1,649,500
Issuance of common stock as payment to vendors	$ 165
Elimination of deferred underwriting fees
Reclassification of earnout liability
Conversion of CERo bridge notes and accrued interest into Series A preferred stock
Conversion of working capital loan into Series A preferred stock
Issuance of Series A shares sold to investors
Issuance of Series A Warrants
Issuance of common shares to Keystone Capital LLC for equity line of credit (in Shares) | shares	119,050
Issuance of common shares to Keystone Capital LLC for equity line of credit	$ 12
Additional Paid-in Capital [Member]
Condensed Financial Statements, Captions [Line Items]
Balance
Balance	53,898,434
Forfeiture of founders shares	88
Adjusted shares outstanding	88
Shares issued as consideration in the Merger	47,237,942
Loss on VIE consolidation
Expense IPR&D
Reclassification of public shares	911,349
Issuance of common stock as payment to vendors	3,182,385
Elimination of deferred underwriting fees	5,690,000
Reclassification of earnout liability	(4,900,000)
Conversion of CERo bridge notes and accrued interest into Series A preferred stock
Conversion of working capital loan into Series A preferred stock
Issuance of Series A shares sold to investors	(856,663)
Issuance of Series A Warrants	2,000,000
Issuance of common shares to Keystone Capital LLC for equity line of credit	633,333
Stock subscription [Member]
Condensed Financial Statements, Captions [Line Items]
Balance
Balance	(2,000,000)
Forfeiture of founders shares
Adjusted shares outstanding
Shares issued as consideration in the Merger
Loss on VIE consolidation
Expense IPR&D
Reclassification of public shares
Issuance of common stock as payment to vendors
Elimination of deferred underwriting fees
Reclassification of earnout liability
Conversion of CERo bridge notes and accrued interest into Series A preferred stock
Conversion of working capital loan into Series A preferred stock
Issuance of Series A shares sold to investors
Issuance of Series A Warrants	(2,000,000)
Issuance of common shares to Keystone Capital LLC for equity line of credit
Retained Earnings [Member]
Condensed Financial Statements, Captions [Line Items]
Balance	(12,709,426)
Balance	(63,185,641)
Forfeiture of founders shares
Adjusted shares outstanding	(12,709,426)
Shares issued as consideration in the Merger
Loss on VIE consolidation	(4,836,215)
Expense IPR&D	(45,640,000)
Reclassification of public shares
Issuance of common stock as payment to vendors
Elimination of deferred underwriting fees
Reclassification of earnout liability
Conversion of CERo bridge notes and accrued interest into Series A preferred stock
Conversion of working capital loan into Series A preferred stock
Issuance of Series A shares sold to investors
Issuance of Series A Warrants
Issuance of common shares to Keystone Capital LLC for equity line of credit